Stein Roe Mutual Funds

Semiannual Report
March 31, 1997

SteinRoe Advisor Growth Stock Fund
Stein Roe Advisor Special Fund
Stein Roe Advisor Special Venture Fund

SR&F Growth Stock Portfolio
------------------------------------------------------------------------
Investments as of March, 31, 1997
(Dollar Amounts In Thousands)
(Unaudited)
                                                    Number        Market
COMMON STOCKS (94.1%)                             of Shares        Value
------------------------------------------------------------------------
BANKS & SAVINGS AND LOANS (4.3%)
Citicorp........................................   110,000      $ 11,908
Fifth Third Bancorp.............................    50,000         3,875
Wells Fargo & Company...........................    15,000         4,262
                                                                --------
                                                                  20,045
BUSINESS SERVICES (4.7%)
*Cascade Communications Corp. ..................   200,000         5,275
Electronic Data Systems Corporation.............   150,000         6,056
First Data Corporation..........................   300,000        10,162
                                                                --------
                                                                  21,493
COMPUTERS AND COMPUTER SOFTWARE (8.7%)
*Cisco Systems Inc. ............................   150,000         7,219
Intel Corporation...............................   100,000        13,912
*Microsoft Corporation..........................   150,000        13,753
*Sterling Commerce, Inc. .......................   175,000         5,075
                                                                --------
                                                                  39,959
CONSUMER-RELATED (10.3%)
*CUC International Inc. ........................   450,000        10,125
Gillette Company................................   200,000        14,525
*Kohl's Corporation.............................   220,000         9,322
The Procter & Gamble Co. .......................   120,000        13,800
                                                                --------
                                                                  47,772
DISTRIBUTION-RETAIL (2.3%)
The Home Depot, Inc. ...........................   200,000        10,700

ELECTRICAL EQUIPMENT (5.0%)
General Electric Company........................   140,000        13,895
*Thermo Electron Corp. .........................   300,000         9,263
                                                                --------
                                                                  23,158
ENERGY (4.2%)
*Renaissance Energy Ltd. .......................   300,000         8,546
Schlumberger Ltd. ..............................   100,000        10,725
                                                                --------
                                                                  19,271
FINANCIAL SERVICES (5.0%)
Federal National Mortgage Association...........   370,000        13,366
MBNA Corp. .....................................   350,000         9,756
                                                                --------
                                                                  23,122

SR&F Growth Stock Portfolio CONTINUED
------------------------------------------------------------------------
                                                    Number        Market
                                                  of Shares        Value
------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO (5.4%)
The Coca-Cola Company...........................   270,000        15,086
Philip Morris Companies Inc.....................    85,000         9,701
                                                                --------
                                                                  24,787
HEALTH CARE (4.7%)
Johnson & Johnson...............................   230,000        12,161
United Healthcare Corporation...................   200,000         9,525
                                                                --------
                                                                  21,686

HOTELS (4.7%)
*HFS Incorporated...............................   250,000        14,719
*Sun International Hotels Ltd. .................   200,000         7,000
                                                                --------
                                                                  21,719

INSURANCE (5.7%)
American International Group, Inc. .............   100,000      $ 11,737
Travelers Group, Inc. ..........................   300,000        14,362
                                                                --------
                                                                  26,099
LEISURE & ENTERTAINMENT (2.1%)
The Walt Disney Company.........................   135,000         9,855

MEDICAL SUPPLIES (3.9%)
Baxter International Inc. ......................   200,000         8,625
Medtronic, Inc. ................................   150,000         9,337
                                                                --------
                                                                  17,962
PHARMACEUTICAL (6.9%)  .........................   150,000        12,338
Merck and Company, Inc..........................   150,000        12,638
SmithKline Beecham Plc .........................   100,000         7,000
                                                                --------
                                                                  31,976
RESTAURANTS (1.8%)
McDonald's Corporation. ........................   175,000         8,269

RUBBER, PLASTIC & RELATED (2.2%)
Illinois Tool Works Inc.........................   125,000        10,203

TECHNOLOGY SERVICES (1.6%)
*Tellabs Inc. ..................................   200,000         7,225

SR&F Growth Stock Portfolio CONTINUED
------------------------------------------------------------------------
                                                    Number        Market
                                                  of Shares        Value
------------------------------------------------------------------------

TELECOMMUNICATIONS (10.6%)
*Airtouch Communications........................   200,000         4,600
LM Ericsson Telecommunications ADRs Class B.....   375,000        12,680
Lucent Technologies, Inc. ......................   150,000         7,913
Motorola, Inc. .................................   250,000        15,094
*WorldCom, Inc. ................................   400,000         8,800
                                                                --------
                                                                  49,087
                                                                --------
Total Common Stocks (Cost $272,158)...............               434,388
------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (6.9%)
COMMERCIAL PAPER (6.9%)
UBS Finance 6.750% 4/01/97......................  $ 20,335        20,335
Windmill Funding 5.400% 4/01/97.................    11,500        11,500
                                                                --------
TOTAL SHORT-TERM OBLIGATIONS
(Amortized cost $31,835)........................                  31,835
------------------------------------------------------------------------
TOTAL INVESTMENTS (101.0%)
(Cost $303,993).................................                 466,223
OTHER ASSETS, LESS LIABILITIES (-1.0%)..........                 (4,699)
                                                                --------
TOTAL NET ASSETS (100.0%).......................                $461,524
                                                                ========
------------------------------------------------------------------------
*Non-income producing.

See accompanying notes to financial statements.

SR&F Special Portfolio
------------------------------------------------------------------------
Investments as of March 31, 1997
(Dollar Amounts In Thousands)
(Unaudited)
                                                   Number         Market
COMMON STOCKS (94.7%)                            of Shares         Value
------------------------------------------------------------------------
ADVERTISING (2.1%)
The Interpublic Group of Companies Inc. ........   425,000      $ 22,419

AUTOMOTIVE (1.7%)
Superior Industries International, Inc. ........   801,000        18,123

BANKS (3.2%)
Golden West Financial Corporation...............   380,000        23,845
Washington Mutual, Inc. ........................   200,000         9,662
                                                                --------
                                                                  33,507
BROADCASTING (3.5%)
*Cox Communications.............................   500,000        10,313
Grupo Radio Centro, S.A. de C.V. ADSs...........   474,800         4,095
*Scandinavian Broadcasting System S.A. .........   460,000         8,280
Westinghouse Electric Corp. ....................   800,000        14,200
                                                                --------
                                                                  36,888
BUSINESS SERVICES (2.7%)
*Interim Services Inc. .........................   475,000        18,466
Unitog Company..................................   488,850         9,960
                                                                --------
                                                                  28,426
CONSUMER-RELATED (1.7%)
Newell Company..................................   535,000        17,923

DRUGS (2.5%)
Novartis AG.....................................    21,000        26,035

ELECTRICAL EQUIPMENT (3.1%)
*Littelfuse, Inc.
   Common.......................................   475,000        21,969
   Warrants.....................................   273,600        10,191
                                                                --------
                                                                  32,160
ELECTRONICS & INSTRUMENTATION (5.9%)
AVX Corporation.................................   718,400        14,997
*Kent Electronics Corp. ........................ 1,000,000        23,000
Molex Inc. Class A..............................   688,827        24,109
                                                                --------
                                                                  62,106

SR&F Special Portfolio CONTINUED
-----------------------------------------------------------------------
                                                   Number         Market
                                                 of Shares         Value
------------------------------------------------------------------------
ENERGY & RELATED SERVICES (6.5%)
Cross Timbers Oil Company........................1,494,150        23,346
*Renaissance Energy Ltd. .......................   985,000        28,058
*Petroleum Geo-Services ASA ADRs................   400,000        17,200
                                                                --------
                                                                  68,604
FINANCIAL SERVICES (5.0%)
American Express Co. ...........................   385,000        23,052
Household International Inc. ...................   340,000        29,282
                                                                --------
                                                                  52,334
HEALTH SERVICES AND EQUIPMENT (16.6%)
*Boston Scientific Corporation..................   623,000        38,470
Cardinal Health Inc. ...........................   475,000        25,828
*Healthcare Compare Corp. ......................   450,000        18,281
Invacare Corp. .................................   923,550        21,703
*Lincare Holdings Inc. .........................   550,000        22,688

HEALTH SERVICES AND EQUIPMENT (CONTINUED)
Medtronic, Inc. ................................    94,400       $ 5,876
*Steris Corporation.............................   300,000         7,313
*Stryker Corporation............................   749,600        18,646
*Sybron International Corporation...............   550,000        15,263
                                                                --------
                                                                 174,068
INDUSTRIAL PRODUCTS (2.1%)
Carlisle Corp. .................................   770,200        22,528

INSURANCE COMPANIES (8.1%)
National Mutual Asia Ltd. ......................21,450,000        22,422
The Progressive Corporation.....................   692,300        44,221
20th Century Industries......................... 1,042,700        18,247
                                                                --------
                                                                  84,890
LEISURE & ENTERTAINMENT (4.8%)
Carnival Corp. Class A..........................   500,000        18,500
Harley-Davidson, Inc. ..........................   937,000        31,741
                                                                --------
                                                                  50,241
MACHINERY - GENERAL INDUSTRY (0.2%)
Robbins & Myers, Inc. ..........................   100,000         2,650

OFFICE PRODUCTS (1.6%)
Ikon Office Solutions Inc. .....................   494,000        16,549

PROPERTY (1.0%)
Beacon Properties Corporation...................   326,500        10,815

SR&F Special Portfolio CONTINUED
-----------------------------------------------------------------------
                                                   Number         Market
                                                 of Shares         Value
------------------------------------------------------------------------

RETAIL (8.7%)
*Borders Group Inc. ............................ 1,720,000        32,465
*Consolidated Stores Corp. .....................   475,000        16,744
*Proffitt's, Inc. ..............................   701,600        26,485
*Zale Corp. ....................................   837,200        15,384
                                                                --------
                                                                  91,078
SCHOOLS (0.5%)
*Devry Inc. ....................................   238,400         5,245

SECURITY (1.5%)
Pittston Brink's Group..........................   637,600        16,099

SPECIALTY CHEMICALS (6.8%)
*CIBA Specialty Chemicals AG....................    21,000         1,735
*Lydall, Inc. .................................. 1,029,000        20,837
Minerals Technology Corp. Class A...............   624,200        20,755
OM Group, Inc. ................................. 1,009,500        28,392
                                                                --------
                                                                  71,719
TEXTILES & APPAREL (2.3%)
Unifi, Inc. ....................................   778,475        23,743

TELECOMMUNICATIONS (2.6%)
*AirTouch Communications, Inc...................   874,500        20,113
*PriCellular Corporation........................   875,000         7,219
                                                                --------
                                                                  27,332
                                                                --------
TOTAL COMMON STOCKS
(Cost $673,008).................................                $995,482
------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS (5.3%)
COMMERCIAL PAPER (5.3%)
Price/Costco 7.100% 4/01/97.....................  $ 50,000   $    50,000
Source One Mortgage 7.100% 4/01/97..............     5,110         5,110
UBS Finance 6.750% 4/01/97......................       860           860
                                                              ----------
TOTAL SHORT-TERM OBLIGATIONS
(Amortized cost $55,970)........................                  55,970
------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
(Cost $728,978).................................               1,051,452
OTHER ASSETS, LESS LIABILITIES (0.0%)...........                     344
                                                              ----------
TOTAL NET ASSETS (100.0%).......................             $ 1,051,796
                                                              ==========
------------------------------------------------------------------------
*Non-income producing.

See accompanying notes to financial statements.

SR&F Special Venture Portfolio
------------------------------------------------------------------------
Investments as of March 31, 1997
(Dollar Amounts In Thousands)
(Unaudited)
                                                    Number        Market
COMMON STOCKS (94.3%)                              of Shares      Value
------------------------------------------------------------------------
AUTOMOTIVE ACCESSORIES (2.0%)
Superior Industries International, Inc. ........   147,000       $ 3,326

BROADCAST/MEDIA (8.9%)
*Central European Media Enterprises Ltd.........   169,900         5,649
Hollinger International, Inc. ..................   290,000         2,646
*Metro Networks, Inc. ..........................   200,100         4,602
*United Video Satelite Group, Inc. .............   115,000         1,926
                                                                 -------
                                                                  14,823
BUSINESS SERVICES (10.6%)
*Alternative Resources Corporation..............   240,300         3,635
*Covance, Inc. .................................   209,400         3,377
Danka Business Systems Plc ADRs.................    51,000         1,603
G & K Services, Inc. Class A....................   141,000         4,230
*Interim Services, Inc. ........................   121,100         4,708
                                                                --------
                                                                  17,553
COMPUTERS AND COMPUTER SOFTWARE (1.9%)
*Dr. Solomon's Group Plc ADRs...................   105,600         2,323
*Storm Technology, Inc. ........................   203,600           840
                                                                --------
                                                                   3,163
COMPUTER SERVICES (5.8%)
*Fiserv, Inc. ..................................   142,400         5,304
*Microware Systems Corporation..................   135,300           862
*Zebra Technologies Corporation.................   154,000         3,542
                                                                --------
                                                                   9,708

CONSUMER ELECTRONICS/APPLIANCES (1.6%)
*Helen of Troy Ltd. ............................   110,700         2,629

DRUGS (0.8%)
*Ligand Pharmaceuticals.........................   120,000         1,350

EDUCATIONAL SERVICES (1.9%)
*Firearms Training Systems, Inc. ...............   245,500         3,069

ELECTRICAL EQUIPMENT (7.5%)
AVX Corporation.................................   219,000         4,572
*Ballantyne of Omaha, Inc. .....................   225,000         3,459
*Kent Electronics Corp. ........................   142,200         3,271
*Littelfuse, Inc. Warrants......................    30,000         1,118
                                                                --------
                                                                  12,420

SR&F Special Venture Portfolio CONTINUED
------------------------------------------------------------------------
                                                  Number          Market
                                                 of Shares         Value
------------------------------------------------------------------------

ELECTRONIC COMPONENTS (1.9%)
*Zytec Corporation..............................   297,900         3,128

EQUIPMENT RENTAL & LEASING (2.1%)
*U.S. Rentals, Inc. ............................   190,600         3,455

FABRICATED METAL PRODUCTS (1.0%)
Quanex Corporation..............................    64,400         1,618

FOOD DISTRIBUTOR (1.8%)
Richfood Holdings, Inc. ........................   160,000       $ 3,000

HEALTH SERVICES & EQUIPMENT (8.1%)
*Urologix, Inc. ................................   134,800         2,292
Invacare Corp. .................................   108,100         2,540
Stryker Corp. ..................................    90,100         2,241
*Uroquest Medical Corporation...................   170,000         1,169
*Xomed Surgical Products Inc. ..................   318,600         5,257
                                                                --------
                                                                  13,499
INSURANCE (7.9%)
Meadowbrook Insurance Group, Inc. ..............   202,300         4,628
Mutual Risk Management Ltd. ....................   100,433         3,641
20th Century Industries.........................   278,100         4,867
                                                                --------
                                                                  13,136
OIL/GAS (6.5%)
*Barrett Resources Corp. .......................   112,500         3,361
*Renaissance Energy Ltd. .......................    52,400         1,493
Cross Timbers Oil Company.......................   227,700         3,558
Devon Energy Corporation........................    81,200         2,436
                                                                --------
                                                                  10,848
OPTICAL SUPPLIES (2.1%)
*Sola International, Inc. ......................   153,700         3,554
REAL ESTATE (10.6%)
Beacon Properties Corporation...................   132,200         4,379
*CB Commercial Real Estate Services Group, Inc.    191,000         4,536
Reckson Associates Realty Corporation...........   104,900         4,838
Spieker Properties, Inc. .......................   100,000         3,900
                                                                --------
                                                                  17,653
RETAIL (3.3%)
*Garden Botanika, Inc. .........................   257,400         1,770
*Proffitt's Inc. ...............................    29,800         1,125
*Video Update, Inc. ............................   520,200         2,633
                                                                --------
                                                                   5,528

SR&F Special Venture Portfolio CONTINUED
------------------------------------------------------------------------
                                                  Number          Market
                                                 of Shares         Value
------------------------------------------------------------------------
SPECIALTY CHEMICALS (2.9%)
ChemFirst Inc. .................................   164,300         3,491
*CFC International, Inc. .......................   113,200         1,330
                                                                --------
                                                                   4,821
TELECOMMUNICATIONS (1.7%)
*Western Wireless Corporation...................   232,000         2,900

WHOLESALE DISTRIBUTION (3.4%)
*AmeriSource Distribution Corp. ................   105,400         4,611
*Henry Schein, Inc. ............................    35,000         1,015
                                                                --------
                                                                   5,626
                                                                --------
TOTAL COMMON STOCKS (Cost $155,747).............                 156,807
------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS (9.1%)
COMMERCIAL PAPER (9.1%)
UBS Finance 6.750% 4/01/97......................   $ 7,625       $ 7,625
Windmill Funding 5.400% 4/01/97.................     7,500         7,500
                                                                --------
TOTAL SHORT-TERM OBLIGATIONS
(Amortized cost $15,125)........................                  15,125
------------------------------------------------------------------------
TOTAL INVESTMENTS (103.4%)
(Cost $170,872).................................                 171,932
OTHER ASSETS, LESS LIABILITIES (-3.4%)..........                 (5,618)
                                                                --------
TOTAL NET ASSETS (100.0%).......................                $166,314
                                                                ========
------------------------------------------------------------------------
* Non-income producing.

See accompanying notes to financial statements.

Balance Sheets
March 31, 1997
(All amounts in thousands, except per-share amount)
(Unaudited)
                                            Advisor              Advisor
                                             Growth    Advisor   Special
                                              Stock    Special   Venture
                                               Fund       Fund      Fund
                                           --------   --------  --------
Assets
Investment in Portfolio, at value          $     88   $     91  $  .  91
Cash and other assets                            24         24        24
                                           --------   --------  --------
   Total Assets                            $    112   $    115  $     11
                                           ========   ========  ========
Liabilities
Other liabilities                          $     23   $     23  $     23
                                           --------   --------  --------
   Total Liabilities                             23         23        23
                                           --------   --------  --------
Capital
Paid-in capital                                  100       100       100
Net unrealized depreciation of  investments       (5)       --        (1)
Accumulated undistributed net realized
   losses on investments and foreign
   currency transactions                          (6)       (8)       (7)
                                           --------   --------  --------

   Total Capital (Net Assets)                     89        92        92
   Total Liabilities and Capital            $    112  $    115  $     11
                                            ========  ========  ========

Shares Outstanding (Unlimited Number
   Authorized)                                   10         10        10
                                           ========   ========  ========

Net Asset Value (Capital) Per Share        $   8.90   $   9.20  $   9.20
                                           ========   ========  ========

See notes to financial statements.

<PAGE 12>

Statements of Operations
For the Period Ended March 31, 1997 (a)
(All amounts in thousands)
(Unaudited)

                                    Advisor                      Advisor
                                     Growth       Advisor        Special
                                      Stock       Special        Venture
                                       Fund          Fund           Fund
                                    -------       -------        -------
Expenses
Amortization of organization
   expenses                         $     4       $     4        $     4
Accounting fees                           3             3              3
Audit and legal fees                      2             2              2
Other                                     1             1              1
                                    -------       -------        -------
                                         10            10             10
Reimbursement of expenses
   by investment adviser                (10)          (10)           (10)
                                    -------       -------        -------
     Total Expenses                      --            --             --
                                    -------       -------        -------
     Net Investment Income               --            --             --
                                    -------       -------        -------

Realized and Unrealized Losses on Investments
Net realized losses on
   investments allocated from
   Portfolio                             (6)          (6)            (7)
Net realized losses on
   foreign currency trans-
   actions allocated from
   Portfolio                             --           --             --
Net change in unrealized appreciation
   or depreciation of investments        (5)          --            (1)
                                    -------      -------        -------
     Net Losses on Investments          (11)          (8)           (8)
                                   -------       -------        -------
Net Decrease in Net Assets Resulting
     from Operations               $    (11)    $     (8)       $   (8)
                                   ========     ========        =======

(a) The Fund commenced operations on February 14, 1997.

See notes to financial statements.

<PAGE 13>

Statements of Changes in Net Assets
For the Period Ended March 31, 1997 (a)
(All amounts in thousands)
(Unaudited)

                                         Advisor                 Advisor
                                          Growth     Advisor     Special
                                           Stock     Special     Venture
                                            Fund        Fund        Fund
                                         -------     -------     -------
Operations
Net investment income                    $    --     $    --     $    --
Net realized losses on investments
   and foreign currency transactions          (6)         (8)         (7)
Net change in unrealized appreciation
   or depreciation of investments             (5)         --          (1)
                                         -------     -------     -------
     Net Decrease in Net Assets
        Resulting from Operations            (11)         (8)         (8)
                                         -------     -------     -------

Share Transactions
Subscriptions to fund shares                 100         100         100
                                         -------     -------     -------
     Net Increase from Share Transactions    100         100         100
                                         -------     -------     -------
     Net Increase in Net Assets               89          92          92

Total Net Assets
Beginning of Period                           --          --          --
                                         -------     -------     -------
End of Period                            $    89     $    92     $    92
                                         =======     =======     =======

Analysis of Changes in Shares of Beneficial
   Interest
Subscriptions to fund shares                  10          10          10
                                         -------     -------     -------
Net increase in fund shares                   10          10          10
Shares outstanding at beginning of period     --          --          --
                                         -------     -------     -------
Shares outstanding at end of period           10          10          10
                                         =======     =======     =======

(a) The Fund commenced operations on February 14, 1997.

See accompanying notes to financial statements.

<PAGE 14>

SR&F Growth Stock Portfolio
------------------------------------------------------------------------
Balance Sheet
(All amounts in thousands)
(Unaudited)
                                                               MARCH 31,
                                                                    1997
                                                               ---------
ASSETS
Investments, at market value....................                $466,223
Dividends receivable............................                     467
Cash............................................                       2
                                                              ----------
   Total Assets.................................                $466,692
                                                              ==========

LIABILITIES
Payable for investments purchased...............              $    4,905
Payable to investment adviser...................                     263
                                                              ----------
   Total Liabilities............................                   5,168
                                                              ----------
Net Assets Applicable to Investors' Beneficial Interest         $461,524
                                                              ==========

See accompanying notes to financial statements.

<PAGE 15>

SR&F Growth Stock Portfolio
------------------------------------------------------------------------
Statement of Operations
(All amounts in thousands)
(Unaudited)
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
INVESTMENT INCOME
Dividends.......................................                $    622
Interest........................................                     264
                                                              ----------
   Total Investment Income......................                     886
                                                              ----------
EXPENSES
Management fees.................................                     466
Accounting fees.................................                       6
Trustees' fees..................................                       4
Audit and legal fees............................                       3
Custodian fees..................................                       2
Transfer agent fees.............................                       1
Other...........................................                      16
                                                                --------
   Total Expenses...............................                     498
                                                              ----------
Net Investment Income...........................                     388
                                                              ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments ..............                   6,988
Net change in unrealized appreciation or depreciation
   of investments ..............................                 (49,574)
                                                              ----------
   Net Losses on Investments ...................                 (42,586)
                                                              ----------
Net Decrease in Net Assets Resulting from Operations            $(42,198)
                                                                ========

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

SR&F Growth Stock Portfolio
------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)
(Unaudited)
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
OPERATIONS
Net investment income...........................                $    388
Net realized gains on investments...............                   6,988
Net change in unrealized appreciation or
   depreciation of investments                                   (49,574)
                                                              ----------
Net Decrease in Net Assets Resulting from Operations             (42,198)
                                                              ----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................                 524,541
Withdrawals. ....................................                (20,819)
                                                              ----------
   Net Increase from Transactions in Investors'
     Beneficial Interest                                         503,722
                                                              ----------
   Net Increase in Net Assets...................                 461,524

TOTAL NET ASSETS
Beginning of Period.............................                      --
                                                              ----------
End of Period...................................                $461,524
                                                              ==========

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

SR&F Special Portfolio
------------------------------------------------------------------------
Balance Sheet
(All amounts in thousands)
(Unaudited)
                                                                MARCH 31,
                                                                    1997
                                                               ---------
ASSETS
Investments, at market value....................              $1,051,452
Receivable for investments sold and forward contracts             28,965
Dividends receivable............................                     248
Cash............................................                       4
Interest receivable.............................                       1
                                                            ------------
   Total Assets.................................              $1,080,670
                                                            ============

LIABILITIES
Payable for investments sold and forward contracts            $   28,222
Payable to investment adviser...................                     652
                                                            ------------
   Total Liabilities............................                  28,874
                                                            ------------
Net Assets Applicable to Investors' Beneficial Interest       $1,051,796
                                                            ============

See accompanying notes to financial statements.

SR&F Special Portfolio
------------------------------------------------------------------------
Statement of Operations
(All amounts in thousands)
(Unaudited)
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
INVESTMENT INCOME
Dividends.......................................                $  1,271
Interest........................................                     574
                                                              ----------
   Total Investment Income......................                   1,845
                                                              ----------

EXPENSES
Management fees.................................                   1,153
Accounting fees.................................                       9
Trustees' fees..................................                       7
Audit and legal fees............................                       3
Custodian fees..................................                       2
Transfer agent fees.............................                       1
Other...........................................                      49
                                                              ----------
   Total Expenses...............................                   1,224
                                                              ----------
Net Investment Income...........................                     621
                                                              ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains on investments ..............                  10,687
Net change in unrealized appreciation or depreciation
   of investments and foreign currency transactions              (85,583)
                                                              ----------
   Net Losses on Investments and Foreign Currency Transactions   (74,896)
                                                              ----------
Net Decrease in Net Assets Resulting from Operations            $(74,275)
                                                                ========

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

<PAGE 19>

SR&F Special Portfolio
------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)
(Unaudited)
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
OPERATIONS
Net investment income...........................              $      621
Net realized gains on investments and futures contracts           10,687
Net change in unrealized appreciation or depreciation
   of investments and futures contracts.............             (85,583)
                                                            ------------
Net Decrease in Net Assets Resulting from Operations             (74,275)
                                                            ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................               1,167,598
Withdrawals.....................................                 (41,527)
                                                            ------------
   Net Increase from Transactions in Investors'
      Beneficial Interest                                      1,126,071
                                                            ------------
   Net Increase in Net Assets...................               1,051,796
TOTAL NET ASSETS
Beginning of Period.............................                      --
                                                            ------------
End of Period...................................              $1,051,796
                                                            ============

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

SR&F Special Venture Portfolio
------------------------------------------------------------------------
Balance Sheet
(All amounts in thousands)
(Unaudited)
                                                               MARCH 31,
                                                                    1997
                                                               ---------
ASSETS
Investments, at market value....................                $171,932
Dividends receivable............................                     158
Cash............................................                       3
                                                              ----------
   Total Assets.................................                $172,093
                                                               ==========

LIABILITIES
Payable for investments purchased...............              $    5,671
Payable to investment adviser...................                     108
                                                              ----------
   Total Liabilities............................                   5,779
                                                              ----------
Net Assets Applicable to Investors' Beneficial Interest         $166,314
                                                              ==========

See accompanying notes to financial statements.

SR&F Special Venture Portfolio
------------------------------------------------------------------------
Statement of Operations
(All amounts in thousands)
(Unaudited)
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
INVESTMENT INCOME
Dividends.......................................                $    271
Interest........................................                     142
                                                               ---------
   Total Investment Income......................                     413
                                                               ---------

EXPENSES
Management fees.................................                     200
Accounting fees.................................                       4
Trustees' fees..................................                       3
Audit and legal fees............................                       2
Custodian fees..................................                       2
Transfer agent fees.............................                       1
                                                               ---------
   Total Expenses...............................                     212
                                                               ---------
Net Investment Income...........................                     201
                                                               ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized losses on investments .............                    (855)
Net change in unrealized appreciation or depreciation of
   investments and foreign currency transactions                 (14,273)
                                                               ---------
   Net Losses on Investments....................                 (15,128)
                                                               ---------
Net Decrease in Net Assets Resulting from Operations            $(14,927)
                                                                ========

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

SR&F Special Venture Portfolio
------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)
(Unaudited)
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
OPERATIONS
Net investment income...........................                $    201
Net realized gains on investments...............                    (855)
Net change in unrealized appreciation or depreciation
   of investments...............................                 (14,273)
                                                              ----------
Net Decrease in Net Assets Resulting from Operations             (14,927)
                                                              ----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................                 186,411
Withdrawals.....................................                  (5,170)
                                                              ----------
   Net Increase from Transactions in Investors'
      Beneficial Interest                                        181,241
                                                              ----------
   Net Increase in Net Assets...................                 166,314
TOTAL NET ASSETS
Beginning of Period.............................                      --
                                                              ----------
End of Period...................................                $166,314
                                                              ==========

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

Notes to Financial Statements

Note 1. Organization of the Portfolios

SR&F Growth Stock Portfolio, SR&F Special Portfolio and SR&F Special Venture Portfolio (the "Portfolios") are separate series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolios. The Portfolios commenced operations February 3, 1997. At commencement, Stein Roe Growth Stock Fund, Special Fund and Special Venture Fund contributed $474,071, $1,096,221 and $160,983 in securities and other assets, respectively, to their respective portfolios. At February 14, 1997, Stein Roe Advisor Growth Stock Fund, Advisor Special Fund and Advisor Special Venture Fund each contributed cash of $100 to their respective Portfolios.

The Portfolios allocate net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At March 31, 1997, Growth Stock Fund and Advisor Growth Stock Fund owned
99.98 percent and .02 percent,respectively, of the SR&F Growth Stock Portfolio, Special Fund and Advisor Special Fund owned 99.99 percent and
 .01 percent, respectively, of SR&F Special Portfolio, and Special Venture Fund and Advisor Special Venture Fund owned 99.94 percent and .06 percent, respectively, of SR&F Special Venture Portfolio.

Note 2. Significant Accounting Policies

The following are the significant accounting policies of Stein Roe Advisor Growth Stock Fund, Stein Roe Advisor Special Fund, and Stein Roe Advisor Special Venture Fund (the "Funds"), each a series of the Stein Roe Investment Trust (a Massachusetts business trust) and the SR&F Growth Stock Portfolio, SR&F Special Portfolio and SR&F Special Venture Portfolio (the "Portfolios"), each a series of the SR&F Base Trust (a Massachusetts common law trust). The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuations
All securities are valued as of March 31, 1997. Securities are valued, depending on the security involved, at the last reported sales price, last bid or asked price, or the mean between last bid and asked price as of the close of the appropriate exchange or other designated time. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for

Notes Continued

such security. Other assets and securities of the Funds and Portfolio are valued by a method that the Board of Trustees believes represents a fair value.

Federal Income Taxes
No provision is made for federal income taxes since each Fund elects to be taxed as a "regulated investment company" and makes such distributions to its shareholders as to be relieved of all federal income taxes under provisions of current federal tax law.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains.

Distributions to Shareholders
Dividends from net investment income and capital gains, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings that result in temporary overdistributions are classified as distributions in excess of net investment income or net realized gains, and any permanent differences are reclassified to paid-in capital.

Other Information
The books and records of the Funds and Portfolios are maintained in U.S. dollars. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Realized gains or losses from sales of securities are determined on the specific identified cost basis.

All amounts, except per-share amounts, are shown in thousands.

Note 3. Trustees' Fees and Transactions with Affiliates

The Funds and Portfolios pay monthly management and administrative fees to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager.

The management fee for SR&F Growth Stock Portfolio is computed at an annual rate of .60 of 1 percent of average

Notes Continued

daily net assets up to $500 million, .55 of 1 percent of the next $500 million, and .50 of 1 percent thereafter. The management fee for SR&F Special Portfolio is computed at an annual rate of .75 of 1 percent of average daily net assets up to $500 million, .70 of 1 percent of the next $500 million, .65 of 1 percent of the next $500 million, and .60 of 1 percent thereafter. The management fee for SR&F Special Venture Portfolio is .90 of 1 percent of average daily net assets. The administrative fees for Advisor Growth Stock Fund, and Advisor Special Fund are computed at an annual rate of .15 of 1 percent of average daily net assets up to $500 million, .125 of 1 percent of the next $500 million, and .10 of 1 percent thereafter. The administrative fees for Advisor Special Venture Fund are .15 of 1 percent of average daily net assets.

The administrative agreement provides that the Adviser will reimburse each Fund to the extent that annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. The Adviser currently limits expenses for Advisor Growth Stock Fund, Advisor Special Fund and Advisor Special Venture Fund to 1.35 percent, 1.45 percent, and 1.50 percent of average daily net assets, respectively.

The transfer agent fees are paid to SteinRoe Services Inc. (SSI), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Colonial Investors Service Center, Inc., an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as sub-transfer agent for the Funds.

The Adviser also provides certain fund accounting services. For the period ended March 31,1997, Advisor Growth Stock Fund, Advisor Special Fund, Advisor Special Venture Fund, SR&F Growth Stock Portfolio, SR&F Special Portfolio and SR&F Special Venture Portfolio incurred charges of $3, $3, $3, $6 , $9 and $4, respectively.

Certain officers and trustees of the Trusts are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for SR&F Growth Stock Portfolio, SR&F Special Portfolio and SR&F Special Venture Portfolio for the period ended March 31, 1997, was $4, $7 and $3, respectively. No remuneration was paid to any other trustee or officer of the Trusts.

Note 4. Short-Term Debt

To facilitate portfolio liquidity, the Funds and Portfolios maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Funds nor the Portfolios had borrowings during the period ended March 31, 1997.

Note 5. Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended March 31, 1997, were:

Portfolio                          Purchases               Sales
SR&F Growth Stock Portfolio          $35,975             $33,072
SR&F Special Portfolio                35,536              47,534
SR&F Special Venture Portfolio        40,999              23,685

Notes Continued

At March 31, 1997, unrealized appreciation and depreciation on a tax basis and the cost of investments for federal income tax purposes and for financial reporting purposes were as follows:

                                                      Cost of Investments
                                                                  Federal
                                                Net      Financial Income
Portfolio      Appreciation  Depreciation  Appreciation  Reporting  Tax
-------------- ------------  ------------  ------------  ---------  -----
SR&F Growth
 Stock Portfolio $168,570      $6,340      $162,230    $303,993  $303,993
SR&F Special
  Portfolio       338,826      17,869       320,957     728,978   730,495
SR&F Special
 Venture
 Portfolio        13,246       12,200        1,046      170,872   170,886

Note 6.  Distribution and Service Plans

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

Annual fees under the Plans of up to .25 percent are computed annually as a percentage of average daily net assets.

Stein Roe Advisor Growth Stock Fund
Financial Highlights

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.

                                                                  Period
                                                                   Ended
                                                               March 31,
                                                                1997 (a)
                                                               ---------
Net Asset Value, Beginning of Period                              $10.00
Income From Investment Operations
  Net realized and unrealized losses on investments                (1.11)
                                                               ---------
      Total from investment operations                             (1.11)
                                                               ---------

Net Asset Value, End of Period                                     $8.89
                                                               =========
Ratio of net expenses to average net assets (b)                   1.35%*
Ratio of net investment income to average net assets (c)         -0.21%*
Total return                                                     -11.00%
Net assets, end of period                                   $         89

* Annualized
(a) The Fund commenced operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 88.51 percent for the period ended March 31, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.

Stein Roe Advisor Special Fund
Financial Highlights

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.
                                                                  Period
                                                                  Ended
                                                               March 31,
                                                                1997 (a)
                                                               ---------
Net Asset Value, Beginning of Period                              $10.00
                                                               ---------
Income From Investment Operations
  Net realized and unrealized losses on investments               (0.80)
                                                               ---------
      Total from investment operations                            (0.80)
                                                               ---------
Net Asset Value, End of Period                                     $9.20
                                                               =========
Ratio of net expenses to average net assets (b)                   1.45%*
Ratio of net investment income to average net assets             -0.34%*
Total return                                                      -8.00%
Net assets, end of period                                   $         92

* Annualized
(a) The Fund commenced operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 87.18 percent for the period ended March 31, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.

Stein Roe Advisor Special Venture Fund
Financial Highlights

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.
                                                                  Period
                                                                   Ended
                                                               March 31,
                                                                1997 (a)
                                                               ---------
Net Asset Value, Beginning of Period                              $10.00
                                                               ---------
Income From Investment Operations
  Net realized and unrealized losses on investments               (0.80)
                                                               ---------
      Total from investment operations                            (0.80)
                                                               ---------
Net Asset Value, End of Period                                     $9.20
                                                               =========
Ratio of net expenses to average net assets (b)                   1.50%*
Ratio of net investment income to average net assets             -0.12%*
Total return                                                      -8.00%
Net assets, end of period                                   $         92

* Annualized
(a) The Fund commenced operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 87.15 percent for the period ended March 31, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.

SR&F Growth Stock Portfolio
Financial Highlights
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
RATIOS TO AVERAGE NET ASSETS
Ratio of net investment income to average net assets              0.50%*
Ratio of net expenses to average net assets.....                  0.64%*
Portfolio turnover rate.........................                      7%
Average commissions (per share).................                $ 0.0588

*Annualized

(a) The Portfolio commenced operations on February 3, 1997.

SR&F Special Portfolio
Financial Highlights
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
RATIOS TO AVERAGE NET ASSETS
Ratio of net investment income to average net assets              0.36%*
Ratio of net expenses to average net assets.....                  0.71%*
Portfolio turnover rate.........................                      3%
Average commissions (per share).................                $ 0.0381

*Annualized
(a) The Portfolio commenced operations on February 3, 1997.

SR&F Special Venture Portfolio
Financial Highlights
                                                                  PERIOD
                                                                   ENDED
                                                               MARCH 31,
                                                                1997 (A)
                                                               ---------
RATIOS TO AVERAGE NET ASSETS
Ratio of net investment income to average net assets              0.75%*
Ratio of net expenses to average net assets.....                  0.79%*
Portfolio turnover rate.........................                     15%
Average commissions (per share).................                $ 0.0374

*Annualized
(a) The Portfolio commenced operations on February 3, 1997.

Trustees
Timothy K. Armour
  President, Mutual Fund Division and Director, Stein Roe & Farnham
  Incorporated
Kenneth L. Block
  Chairman Emeritus, A.T. Kearney, Inc.
William W. Boyd
  Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
  Senior Vice President, Liberty Financial Companies, Inc.
Douglas A. Hacker
  Senior Vice President and Chief Financial Officer, United Airlines Janet Langford Kelly
  Senior Vice President, Secretary and General Counsel, Sara Lee
  Corporation
Francis W. Morley
  Chairman, Employer Plan Administrators and Consultants Co.
Charles R. Nelson
  Van Voorhis Professor of Political Economy, University of Washington Thomas C. Theobald
  Managing Directorr, William Blair Capital Partners

Officers
Timothy K. Armour, President
Jilaine H. Bauer, Executive Vice President, Secretary
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President, Chief Financial Officer Bruno Bertocci, Vice President
David P. Brady, Vice President
Thomas W. Butch, Vice President
Daniel K. Cantor, Vice President
Philip J. Crosley, Vice President
E. Bruce Dunn, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
Anne E. Marcel, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Cynthia A. Prah, Vice President
Richard B. Peterson, Vice President
Gloria J. Santella, Vice President
Thomas P. Sorbo, Vice President
Heidi J. Walter, Vice President
Stacy H. Winick, Vice President
Sharon R. Robertson, Controller
Judith E. Perrie, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

Agents and Advisers
Stein Roe & Farnham Incorporated
  Investment Adviser
State Street Bank and Trust Company
  Custodian
SteinRoe Services Inc.
  Transfer Agent
Bell, Boyd & Lloyd
  Legal Counsel to the Trust
Arthur Andersen LLP
  Independent Public Accountants